REVENUES AND CONTRACT ACCOUNTING (Details - Contract Liabilities) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts		$ 4,355,470	$ 4,473,726
Less: Cumulative revenues		(4,144,018)	(3,041,088)
Contract liabilities, technology systems		211,452	1,232,638
Contract liabilities, services and consulting	$ 1,466,740	746,545	596,673
Total Contract Liabilities	2,439,640	957,997	1,829,311
Billings and/or cash receipts on uncompleted contracts	972,900	4,355,470
Less: Cumulative revenues recognized		(4,144,018)
Contract liabilities, technology systems	972,900	211,452
Total contract liabilities	$ 2,439,640	$ 957,997	$ 1,829,311